Prepayments and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consist of the following:
	June 30, 2023	December 31, 2022
	US$	US$
Other receivable	159,817	239,148
Prepaid tax	-	250,410
Prepaid for land use right (1)	15,169,694	15,948,501
Prepaid for property (2)	11,856,920	12,323,842
Total	27,186,431	28,761,901
Less: non-current portion	(11,856,920)	(12,333,122)
Prepayments and other current assets	15,329,511	16,428,779
(1)	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($6.9 million) and RMB 60 million ($8.27 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds prepaid for land use right will be returned to the Company before December 31, 2023.
(2)	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($11.72 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%.
Prepayments and other current assets consist of the following:
	December 31, 2022	December 31, 2021
	US$	US$
Other receivable	239,148	117,389
Prepaid tax	250,410	-
Prepaid for land use right (1)	15,948,501	-
Prepaid for property (2)	12,323,842	-
Deferred IPO cost	-	1,277,150
Total	28,761,901	1,394,539
Less: non-current portion	12,333,122	-
Prepayments and other current assets	16,428,779	1,394,539
(1)	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.25 million) and RMB 60 million ($8.70 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds that were prepaid for land use right will be returned to the Company before December 31, 2023. The balance was reclassified from deposits to prepayments and other current assets. (see Note 8)

(2)	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($12.32 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%. The balance was reclassified from deposits to prepayments and other current assets. (see Note 8)